Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS
Vessels, net	$ 87,320	$ 91,792
Office furniture and equipment	43	45
Other non-current assets	10	10
Total non-current assets	87,373	91,847
CURRENT ASSETS
Trade accounts receivable	177	243
Inventories	661	516
Prepayments and other assets	426	1,017
Restricted cash	210	210
Cash and cash equivalents	2,756	163
Total current assets	4,230	2,149
TOTAL ASSETS	91,603	93,996
EQUITY
Issued share capital	126	10
Share premium	139,571	110,004
Accumulated deficit	(95,729)	(89,254)
Total equity	43,968	20,760
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	0	42,022
Provision for staff retirement indemnities	82	78
Total non-current liabilities	82	42,100
CURRENT LIABILITIES
Current portion of long-term borrowings	41,538	23,550
Trade accounts payable	4,258	4,757
Accrued liabilities and other payables	1,455	2,609
Deferred revenue	302	220
Total current liabilities	47,553	31,136
TOTAL LIABILITIES	47,635	73,236
TOTAL EQUITY AND LIABILITIES	$ 91,603	$ 93,996